Basis for preparation (Details)			12 Months Ended
	Mar. 17, 2023	Aug. 20, 2021 item subsidiary country	Dec. 31, 2023	Dec. 31, 2022
Basis for presentation
Number of subsidiaries | subsidiary		50
Number of joint ventures		11
Number of associate		1
Number of countries in which the company operates | country		6
Percentage of direct ownership of capital shares			49.00%	49.00%
Econova Technology & Innovation, S.L.
Basis for presentation
Percentage of direct ownership of capital shares	100.00%